Segment Information (Details)	12 Months Ended
	Dec. 31, 2014 USD ($) segment	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Corn-base edible alcohol and its by-products CNY	Dec. 31, 2013 Corn-base edible alcohol and its by-products CNY	Dec. 31, 2012 Corn-base edible alcohol and its by-products CNY	Dec. 31, 2014 CPE CNY	Dec. 31, 2013 CPE CNY	Dec. 31, 2014 Foam insulation CNY	Dec. 31, 2013 Foam insulation CNY
Segment Information
Number of reportable segments	3	3
Segment information
Net sales	$ 397,748,058	2,433,820,369	2,254,970,152	2,587,441,751	2,349,479,253	2,249,552,806	2,587,441,751	76,990,402	5,004,607	7,350,714	412,739
Profit (loss) before tax	17,260,041	105,614,198	106,678,342	250,868,605	106,563,659	107,849,762	250,868,605	(2,332,900)	(883,268)	1,383,439	(288,152)
Interest income	442,393	2,707,003	3,850,272	1,364,810	2,707,003	3,850,272	1,364,810
Interest expense	16,814,017	102,884,972	91,158,982	42,767,789	102,884,972	91,158,982	42,767,789
Income tax expense	4,315,010	26,403,549	27,150,033	62,717,151	26,057,689	27,150,033	62,717,151			345,860
Identifiable assets	538,541,459	3,295,335,194	2,933,556,176	2,442,992,664	2,939,857,073	2,627,430,265	2,442,992,664	273,931,236	230,307,062	81,546,885	75,818,849
Capital expenditure	11,541,943	70,625,151	188,603,062	138,456,431	30,906,718	12,371,997	138,456,431	36,760,523	146,075,937	2,957,910	30,155,128
Depreciation and amortization	$ 21,245,826	130,003,215	112,713,304	102,392,854	117,798,451	111,101,216	102,392,854	9,620,259	1,208,774	2,584,505	403,314